Shareholders' Equity (Details) $ / shares in Units, ¥ in Thousands							1 Months Ended								6 Months Ended	7 Months Ended	12 Months Ended
	Sep. 01, 2022	Mar. 10, 2022 USD ($) shares	Mar. 04, 2022 USD ($) shares	Nov. 12, 2021 USD ($) shares	Oct. 14, 2021 USD ($) shares	Mar. 04, 2019 $ / shares shares	Jan. 20, 2022 USD ($) shares	Oct. 20, 2021 USD ($) shares	Oct. 20, 2021 CNY (¥) shares	Jun. 25, 2021 USD ($) shares	Jun. 21, 2021 USD ($) shares	Oct. 31, 2019	May 31, 2018 USD ($)	May 31, 2018 CNY (¥)	Sep. 30, 2021 shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2022 CNY (¥) shares	Jan. 12, 2022 USD ($)	Oct. 21, 2021 USD ($) shares	Mar. 15, 2021 USD ($) shares	Oct. 25, 2019 USD ($) $ / shares shares	Feb. 09, 2018 $ / shares shares
Shareholders' Equity (Details) [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares						$ 0.0005
Equity interest, percentage								70.00%	70.00%								100.00%
Ordinary shares authorized (in Shares)						100,000,000
Preferred stock, shares authorized (in Shares)						10,000,000											50,000,000		50,000,000	50,000,000
Cancelled ordinary shares (in Shares)						77,223,100
Additional ordinary shares (in Shares)						223,100
Total gross proceeds | $																	$ 669,481		$ 598,608
Total net proceeds | $																	$ 448,946
Ordinary shares issued (in Shares)																5,100,000
Total purchase consideration amounted | $			$ 12,000,000													$ 10,965,703
Net proceeds | $																$ 10,725,700
Ordinary shares issued (in Shares)																							381,580
Compensation cost | $																							$ 778,423
Total consideration amount		$ 6,720,000	8,000,000		$ 99,843			$ 7,500,000	¥ 48,000	$ 2,157,600	$ 351,796
Net proceeds | $							$ 10,000,000			$ 2,157,600
Consideration amount								$ 16,100,000	¥ 103,000
Ordinary shares issued (in Shares)																						90,000,000
Issued an aggregate of ordinary shares (in Shares)				4,200,000
Total compensation cost | $			3,560,000	$ 3,736,320																	$ 634,592
Ordinary shares, par value | $																						$ 0.0005
Ordinary shares authorized (in Shares)																						50,000
Preferred stock, shares issued (in Shares)																	0		0	0		10,000,000
Preferred stock, par value | $																						$ 0.0005
Aggregate shares | $			$ 10,000,000
Commissions and offering expenses | $		$ 6,720,000
Share consolidation, description	all of the directors of the Company pass the resolutions of Share Consolidation. After the Share Consolidation, each twenty issued and outstanding shares of the Company shall be combined into one issued and outstanding shares of the Company, and the Company’s authorized share capital will be US$50,000 divided into 3,500,000 Class A ordinary shares, par value US$0.01 each, 1,000,000 Class B ordinary shares, par value US$0.01 each, and 500,000 preferred shares, par value US$0.01 each.
Statutory surplus reserve percentage description																	Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. In 2021, $5,558,669 was appropriated by Fujian Happiness to the statutory surplus reserve and the statutory reserve reached 50% of its registered capital.
Statutory reserve, percentage																		50.00%
Registered capital | $																		$ 7,622,765
Statutory laws amounted | $																	$ 7,622,765	$ 7,622,765
Class A Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued (in Shares)																									50,000
Ordinary shares par value (in Dollars per share) | $ / shares						$ 1																			$ 1
Additional Paid-in Capital [Member]
Shareholders' Equity (Details) [Line Items]
Statutory surplus reserve | $																	$ 19,978,449		$ 18,476,985
Warrant [Member]
Shareholders' Equity (Details) [Line Items]
Description of warrant												the Company granted to the underwriters warrants to purchase up to a total of 184,000 ordinary shares (equal to 8% of the aggregate number of ordinary shares sold in the offering, if over-allotment shares are placed by the underwriters. Without over-allotment share issuance, a total of 160,000 warrants will be granted). The warrants will be exercisable at an exercise price equal to one hundred twenty percent (120%) of the offering price, in whole or in parts, at any time from issuance and expire five (5) years from the effective date of the offering.
Minimum [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares authorized (in Shares)						50,000
Percentage of subsidiaries																	30.00%
Maximum [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares authorized (in Shares)						90,000,000
Percentage of subsidiaries																	49.00%
Hekangyuan [Member]
Shareholders' Equity (Details) [Line Items]
Equity interest, percentage			100.00%
PRC [Member]
Shareholders' Equity (Details) [Line Items]
Retained earnings																			$ 10,400,000	¥ 73,860
IPO [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares																								$ 0.0005
Ordinary shares authorized (in Shares)																								2,000,000
Share per price (in Dollars per share) | $ / shares																								$ 5.5
Total gross proceeds | $																								$ 11,000,000
Total net proceeds | $																								$ 9,342,339
Class A Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued (in Shares)			10,000,000														30,481,580		67,004,583	67,004,583
Ordinary shares par value (in Dollars per share) | $ / shares																	$ 0.01		$ 0.01
Ordinary shares authorized (in Shares)																	350,000,000		350,000,000	350,000,000
Ordinary shares issued (in Shares)										1,240,000	231,445
Total consideration amount | $							$ 10,000,000
Aggregate amount (in Shares)					113,458
Ordinary shares issued (in Shares)		19,200,000					12,500,000	4,200,000	4,200,000													70,000,000
Ordinary shares, par value | $																						$ 0.0005
Aggregate shares | $																					$ 1,133,200
Class A Ordinary Shares [Member] | Class A Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Additional ordinary shares (in Shares)															1,240,000
Class A Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, par value | $																						$ 0.0005
Preferred Stock [Member]
Shareholders' Equity (Details) [Line Items]
Preferred stock, shares issued (in Shares)																						10,000,000
Preferred stock, par value | $																						$ 0.0005
Class B Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued (in Shares)																	0		12,095,100	12,095,100
Ordinary shares par value (in Dollars per share) | $ / shares																	$ 0.01		$ 0.01
Ordinary shares authorized (in Shares)																	100,000,000		100,000,000	100,000,000
Ordinary shares issued (in Shares)																						20,000,000
Ordinary shares, par value | $																						$ 0.0005
Class B Ordinary Shares [Member] | Class A Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Additional ordinary shares (in Shares)
Two Investors[Member]
Shareholders' Equity (Details) [Line Items]
Cash received from investor													$ 627,628	¥ 4,000